LEASES, COMMITMENTS AND CONTINGENCIES - Schedule of Future Payments Due Under Finance Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2019	$ 1,473
2020	902
2021	174
Total finance lease obligations	2,549
Less: Amounts representing interest	(104)
Net present value of finance lease obligations	2,445
Less: Amount representing current portion (included in Other current liabilities)	(1,406)
Finance lease obligations, less current portion (included in Other noncurrent liabilities)	$ 1,039